11. Prepaid expenses (Details Narrative) - Adoption Of IFRS 15 [member]	12 Months Ended
Dec. 31, 2020
Bottom Of Range [member]
PrepaidExpensesLineItems [Line Items]
Period of intangible assets	1 year
Top of range [member]
PrepaidExpensesLineItems [Line Items]
Period of intangible assets	2 years